Schedule of Roll Forward of Foreclosed Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Foreclosed Assets
Beginning balance	$ 1,582	$ 2,724
Transferred from loans receivables, net		556
Transferred to loans receivables, net		(1,017)
Investments in foreclosed assets	125	316
Sale proceeds	(1,549)	(1,096)
Loss on sale of foreclosed assets	(34)
Gain on sale of foreclosed assets	8	101
Impairment loss on foreclosed assets	(2)	(2)
Ending balance	$ 130	$ 1,582